UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [   ]is a restatement.
 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Atwood & Palmer, Inc.
Address:	800 West 47th Street
		Suite 705
		Kansas City, MO 64112

13F File Number:  028-06528

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Steven N. Palmer
Title:		President
Phone:		816/931-2266
Signature, Place, and Date of Signing:


	Steven N. Palmer			Kansas City, MO		May 9, 2001

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT

[   ]	13F NOTICE REPORT

[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

None



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	61

Form 13F Information Table Value Total:	196,384

List of Other Included Managers:		None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING
AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL
DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Sealed Air Corp New Pfd $2     CNV              81211K209     1214    33001 SH       SOLE                    33001
A T & T Corp                   COM              001957109     3260   153036 SH       SOLE                   153036
AOL Time Warner Inc            COM              00184A105     3681    91690 SH       SOLE                    91690
Abbott Laboratories            COM              002824100      357     7560 SH       SOLE                     7560
Agilent Technologies           COM              00846U101     2759    89768 SH       SOLE                    89768
Amer Home Products             COM              026609107     1474    25093 SH       SOLE                    25093
Amgen Inc                      COM              031162100    13937   231554 SH       SOLE                   231554
Automatic Data Proc            COM              053015103     9450   173783 SH       SOLE                   173783
Avaya Inc                      COM              053499109      142    10898 SH       SOLE                    10898
BP PLC ADR                     COM              055622104     2446    49297 SH       SOLE                    49297
BankAmerica Corp               COM              06605F102     7903   144355 SH       SOLE                   144355
Bristol-Myers Squibb           COM              110122108     2533    42637 SH       SOLE                    42637
Butler Mfg                     COM              123655102      345    15000 SH       SOLE                    15000
Cerner Corp                    COM              156782104     7753   226367 SH       SOLE                   226367
Chevron Corp                   COM              166751107      319     3636 SH       SOLE                     3636
Chiron Corp                    COM              170040109      846    19278 SH       SOLE                    19278
Cisco Systems                  COM              17275R102     8174   516951 SH       SOLE                   516951
Citigroup Inc                  COM              172967101    10330   229662 SH       SOLE                   229662
Coca Cola                      COM              191216100     1187    26290 SH       SOLE                    26290
Commerce Bancshares            COM              200525103      302     8099 SH       SOLE                     8099
Disney, Walt Co                COM              254687106     7488   261814 SH       SOLE                   261814
DuPont(EI) DeNemours           COM              263534109     2037    50054 SH       SOLE                    50054
Electronic Data Sys            COM              285661104     1986    35557 SH       SOLE                    35557
Enron Corp                     COM              293561106     2261    38908 SH       SOLE                    38908
Exxon Mobil                    COM              30231G102     1700    20982 SH       SOLE                    20982
Gateway Energy New             COM              367600301        7    17608 SH       SOLE                    17608
General Electric               COM              369604103    12197   291381 SH       SOLE                   291381
Genzyme Corp                   COM              372917104     1960    21700 SH       SOLE                    21700
Hewlett-Packard                COM              428236103     5021   160558 SH       SOLE                   160558
Home Depot Inc                 COM              437076102      210     4865 SH       SOLE                     4865
Int'l Business Mach            COM              459200101      551     5734 SH       SOLE                     5734
Intel                          COM              458140100     5314   201952 SH       SOLE                   201952
J P Morgan Chase               COM              46625h100      206     4596 SH       SOLE                     4596
Jack Henry                     COM              426281101    16541   698292 SH       SOLE                   698292
Johnson & Johnson              COM              478160104     6685    76421 SH       SOLE                    76421
Lucent Technologies            COM              549463107     1440   144388 SH       SOLE                   144388
McDonald's Corp                COM              580135101      446    16800 SH       SOLE                    16800
Merck & Co                     COM              589331107     8190   107900 SH       SOLE                   107900
Microsoft Corp                 COM              594918104     9370   171344 SH       SOLE                   171344
Motorola, Inc                  COM              620076109     1994   139800 SH       SOLE                   139800
Nextel Comm                    COM              65332V103     3846   267554 SH       SOLE                   267554
Non Invasive Monitoring        COM              655366508        8    40000 SH       SOLE                    40000
Paychex Inc                    COM              704326107     4032   108786 SH       SOLE                   108786
Pfizer Inc                     COM              717081103      258     6297 SH       SOLE                     6297
Procter & Gamble               COM              742718109      877    14017 SH       SOLE                    14017
Royal Dutch Petro              COM              780257804     4132    74525 SH       SOLE                    74525
SBC Communications             COM              78387G103      611    13698 SH       SOLE                    13698
Schlumberger Ltd               COM              806857108     4593    79723 SH       SOLE                    79723
Sealed Air Corp                COM              812115103     1724    51722 SH       SOLE                    51722
Texaco Inc                     COM              881694103      372     5600 SH       SOLE                     5600
Transocean Sedco Forex         COM              G90078109      421     9707 SH       SOLE                     9707
Tyco Intl LTD New              COM              902124106     7199   166533 SH       SOLE                   166533
Tycom Ltd                      COM              9144B1063     1504   114358 SH       SOLE                   114358
UMB Finl                       COM              902788108      243     6386 SH       SOLE                     6386
US Bancorp New                 COM              902973304      224     9636 SH       SOLE                     9636
Verizon Comm                   COM              92343V104      385     7817 SH       SOLE                     7817
Wal-Mart Stores                COM              931142103      414     8193 SH       SOLE                     8193
Williams Companies             COM              969457100      431    10068 SH       SOLE                    10068
Oppenheimer Gr Cl B            MUT              683968202      247 8324.234 SH       SOLE                 8324.234
T Rowe Price Int'l Stock       MUT              77956H203      378 30796.527SH       SOLE
30796.527
Vanguard Intl Growth           MUT              921910204      470 28274.005SH       SOLE                28274.005